Document and Entity Information	May 26, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001781730
Document Type	8-K
Document Period End Date	May 26, 2022
Entity Registrant Name	THIRD COAST BANCSHARES, INC.
Entity Incorporation State Country Code	TX
Entity File Number	001-41028
Entity Tax Identification Number	46-2135597
Entity Address, Address Line One	20202 Highway 59
Entity Address, Address Line Two	North
Entity Address, Address Line Three	Suite 190
Entity Address, City or Town	Humble
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77338
City Area Code	281
Local Phone Number	446-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	TCBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false